Medium-term notes	12 Months Ended
Dec. 31, 2018
Medium-term Notes [Abstract]
Debt Disclosure [Text Block]
(10)	Medium-term notes

On October 13, 2010, Tianwei Yingli registered its plan to issue up to RMB 2,400,000 RMB-denominated unsecured five-year medium-term notes (the “Registered Issue”) with the PRC National Association of Financial Market Institutional Investors (“NAFMII”). The Registered Issue allows Tianwei Yingli to issue RMB-denominated unsecured five-year medium-term notes in two tranches on the PRC inter-bank debenture market. The First Tranche Issue with RMB 1,000,000 was completed on October 13, 2010 and matured on October 13, 2015. Tianwei Yingli had an option to call the notes at the end of the third year after issuance. Upon exercise of the call option, the re-purchase amount equals to the par value of the notes plus any unpaid interest. The First Tranche bore a fixed annual interest rate of 4.3% per annum in the first three years, and increased to 5.7% per annum in the remaining two years as Tianwei Yingli chose not to call the notes on October 13, 2013.

The Company did not exercise the call option at the end of the third year from issuance and computed the effective interest rate of 4.82% evenly for the entire contract term of 5 years.

On October 13, 2015, total amount of principal and interests of the first tranche medium-term notes due was RMB 1,000.0 million and RMB 57.0 million, respectively. Tianwei Yingli repaid RMB 700.0 million, with the remaining principal of RMB 357.0 million unpaid. According to the meeting held among all holders of medium-term notes (the “MTN holders”) on November 11, 2015, the Company promised to repay the remaining balance. An additional penalty charge, which was calculated on the daily basis of 0.021% of the total amount of principal overdue, would be paid by the Company due to the Company’s failure to repay the medium-term notes on time. The penalty charge was recorded under “Interest payable”. As of December 31, 2018, the Company still had not repaid the remaining principal of RMB 357.0 million (US$ 51.9 million), and the total penalty charge accrued was RMB 87.0 million (US$ 12.7 million).

On May 10, 2011, the second tranche of the medium-term notes with a principal amount of RMB 1,400,000, or the Second Tranche Issue, was issued. The Second Tranche Issue bears a fixed annual interest rate of 6.15%. Tianwei Yingli failed to repay these medium term notes when they became due on May 12, 2016. As of December 31, 2018, Tianwei Yingli still had not repaid the principal of RMB 1,400,000. In the meanwhile, the total interest payables and penalty charge accrued was RMB 382,541 (US$ 55,638), which was recorded under “Interest payable”.

The Company cannot assure, however, that it will always be successful in persuading all of its creditors to observe such voluntary forbearance.

In September 2017, one of the MTN holders (the “Note Holder A”) filed a lawsuit against Tianwei Yingli in a PRC court to recover the amount due under such MTNs. The claimed principal amount of the MTNs held by the MTN Holder is RMB 65.7 million, representing approximately 3.7% of the total amount of the MTNs that are still outstanding. The MTN Holder claimed that Tianwei Yingli should repay principal, interest and overdue penalty on the MTNs for an aggregate amount of RMB 74.4 million and bear costs relating to the lawsuit. Tianwei Yingli has been vigorously defending its rights in court while continuing to seek a mutually beneficial solution out of court. On May 18, 2018, the court has ruled that, Tianwei Yingli should repay the remaining principle and overdue penalty of the MTNs, held by the Note Holder A, to the Note Holder A. In October 2018, the Company announced that Tianwei Yingli has withdrawn its appeal to a PRC court's sentence, which ruled that Tianwei Yingli should repay principle, related interest, and overdue penalty of the medium-term notes ("MTNs") due October 13, 2015 and May 12, 2016 issued by Tianwei Yingli to one of the holders of those MTNs as described in the Company's announcement dated on May 18, 2018. The principal amount of the MTNs held by the Note Holder as recognized by the court was RMB 65.7 million, representing approximately 3.7% of the total amount of those MTNs that are still outstanding. The overdue penalties recognized by the court would be calculated at a daily penalty interest rate of 0.021% and will continue to accrue before actual payment thereof. Tianwei Yingli plans to continue to communicate with the Note Holder regarding a feasible payment scheme to satisfy the court judgment.

In April 2018, December 2018 and January 2019, three of the other holders (the Note Holders B, C and D) filed lawsuits against Tianwei Yingli separately in different PRC courts, covering principal amounts of RMB 110 million, RMB 60 million, and RMB 300 million, representing approximately 6.3%, 3.4% and 17.1% of the total amount of the MTNs, that are still outstanding. The Note Holder B claimed that Tianwei Yingli should repay principal, interest and overdue penalty on the MTNs for an aggregate amount of RMB 134.0 million and bear costs relating to the lawsuit. The Note Holder C claimed that Tianwei Yingli should repay principal, interest and overdue penalty on the MTNs for an aggregate amount of RMB 76.0 million and bear costs relating to the lawsuit. The Note Holder D claimed that Tianwei Yingli should repay principal, interest and overdue penalty on the MTNs for an aggregate amount of RMB 434.4 million and bear costs relating to the lawsuit.
On April 12, 2019, a PRC court made a judgment that Tianwei Yingli should repay principal and interest in the aggregate amount of RMB 318 million as well as overdue penalty (calculated at the daily interest rate of 0.021% for the period from May 13, 2016 until full repayment of the principal and interest) to Note Holder D and bear majority of costs relating to the lawsuit. In addition, on April 16, 2019, another PRC court made a judgment that Tianwei Yingli should repay principal, interest, and part of the overdue penalty in the aggregate amount of RMB 76 million as well as further overdue penalty (calculated at the daily interest rate of 0.021% for the period from November 17, 2018 until full repayment of the principal and interest) to Note Holder C and bear costs relating to the lawsuit. The Company decided not to appeal the two judgments in favor of Note Holder C and D. The lawsuit filed by Note Holder B is ongoing, and the Company has not received any effective judgment for the lawsuit yet.

In March 2012, Yingli China registered its plan to issue up to RMB 1,500,000 RMB-denominated unsecured three-year and five-year medium-term notes (the “Yingli China Registered Issue”) with the NAFMII. The Yingli China Registered Issue allows Yingli China to issue RMB-denominated unsecured three-year and five-year medium-term notes in two tranches on the PRC inter-bank debenture market. On May 3, 2012, the first tranche issue with RMB 1,200,000 at a fixed annual interest rate of 5.78% and the second tranche issue with RMB 300,000 at a fixed annual interest of 6.01% were issued with maturity on May 3, 2015 and May 3, 2017, respectively. The first tranche issue with RMB 1,200,000 was fully paid in 2015 and the second tranche issue with RMB 300,000 was fully paid in 2017.